THE NEEDHAM FUNDS, INC.
Needham Growth Fund
Needham Aggressive Growth Fund
Needham Small Cap Growth Fund
(together, the “Funds”)
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SUPPLEMENT DATED SEPTEMBER 15, 2023
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED APRIL 28, 2023
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The following language supplements the information in the subsection entitled "Anti-Money Laundering Compliance" in the section entitled "How to Purchase Shares" in the Prospectus:

The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

If you have any questions, please call the Funds at 1-800-540-6807 (toll free) or 414-203-9064.
Investors should retain this supplement for future references.